Subsequent Events (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	May 11, 2024	Apr. 01, 2024	Aug. 22, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from issuance costs							$ 250,000	$ 2,191,308
Listing value of requirred shares			2,500,000
Original issuance discount amount
Long-Term Debt				$ 7,264,565			6,101,833
Cash				48,613			226,985
New issuance, value					$ 25,308		$ 25,308
Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Cash				39,726
New issuance, value				$ 1
Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount	$ 495,000	$ 1,375,000
Original issue discount	45,000	125,000
Proceeds from issuance costs	450,000	1,250,000
Increase in accrued interest	$ 3,000,000	3,000,000
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Promissory note						7.00%
Cash						$ 5,500,000
New issuance, value						$ 3,700,000
Subsequent Event [Member] | Ez Fill Holdings Inc [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Advance amount		1,100,000
Original issuance discount amount		100,000
Long-Term Debt		$ 1,000,000
Short-Term Debt, Description		The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Stock issued for cash - related party, shares	156,000	156,000
Subsequent Event [Member] | Michael Farkas [Member]
Subsequent Event [Line Items]
Controlling interest rate	20.00%	20.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Promissory note	8.00%	8.00%
Debt Instrument, Convertible, Conversion Price	$ 0.70	$ 0.70
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Promissory note	18.00%	18.00%